Property, Plant and Equipment: (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 11,677,534
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	11,677,534
Cost: Furniture and office equipment	522,672	519,832
Accumulated Depreciation: Furniture and office equipment	(502,067)	(500,870)
Net: Furniture and office equipment	20,605	18,962
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Mineral property	350,000	350,000
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	350,000
Total cost property, plant and equipment	12,591,396	12,588,556
Total accumulated depreciation property, plant and equipment	(543,257)	(542,060)
Total net property, plant and equipment	$ 12,048,139	$ 12,046,496